Securities - Summary of Debt Securities by Risk Rating (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Debt securities	$ 325,865	$ 237,638
Allowance for credit losses on debt securities at amortized cost	2	1
Debt securities, net of allowance	325,863	237,637
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	322,842	235,475
Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	3,006	2,163
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	17
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	325,604	237,584
Allowance for credit losses on debt securities at amortized cost	2	1
Debt securities, net of allowance	325,602	237,583
Stage 1 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	322,842	235,475
Stage 1 [member] | Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	2,762	2,109
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	261	54
Debt securities, net of allowance	261	54
Stage 2 [member] | Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	244	$ 54
Stage 2 [member] | Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	$ 17